Financial instruments	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Financial instruments

21.	Financial instruments

Fair value of financial instruments

The following table sets out the classification of the Company’s financial instruments as at May 31, 2026 and August 31, 2025:

	May 31, 2026	August 31, 2025
Financial Assets
Measured at amortized cost
Amounts receivable	$15,737	$3,818
Measured at fair value through profit or loss
Cash	26,842	7,770

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	12,364	18,164
Borrowings	2,862	-
Measured at fair value through profit or loss
Derivative financial instrument liabilities	-	1,011

Cash and derivative warrant liabilities are classified as measured at fair value through profit and loss. Amounts receivable, amounts payable, and borrowings are classified as measured at amortized cost. The carrying value of the Company’s amounts receivable, amounts payable, and borrowings approximate their fair value due to the relatively short-term nature of these instruments.

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs, are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
•	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As at May 31, 2026 and August 31, 2025, cash was classified as Level 1 and derivative financial instruments (Note 12) were classified as Level 3 under the fair value hierarchy.